Related Party Transaction and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transaction and Balances [Abstract]
Related party transaction and balances
20.	Related party transaction and balances

Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lianwai Kindergarten	Controlled by Ms. Fen Ye
Qingtian International School	Ultimately controlled by Mr. Biao Wei
Zhejiang Lishui Qiaoxiang Education Consulting Services Co., Ltd (“Qiaoxiang Education”)	Controlled by Mr. Biao Wei

(a)	Significant transactions with related parties for continuing operations

	For the years ended December 31,
	2023	2024	2025
Rental revenue:
Lianwai Kindergarten	754,285	754,285	377,143

Software license income:
Qiaoxiang Education	-	-	226,415
Total	754,285	754,285	603,558

	For the years ended December 31,
	2023	2024	2025
Disposal of Qingtian International School:
Qiaoxiang Education	23,161,000	-	-

On December 31, 2023, the Group transferred 100% sponsorship interests of Qingtian International School to Qiaoxiang Education which is controlled by the controlling shareholder for a consideration of RMB23.2 million (Note 5).

(b)	Balances with related parties for continuing operations

	As of December 31,
	2024	2025
Due to a related party:
Mr. Biao Wei	1,817,485	1,621,303
Total	1,817,485	1,621,303
	As of December 31,
	2024	2025
Due from related parties:
Qingtian International school	8,750,000	7,090,000
Lianwai Kindergarten	792,000	1,842,000
Total	9,542,000	8,932,000
(c)	Balances with Affected Entity for continuing operations

	As of December 31,
	2024	2025
Due to Affected Entity:
Payables to Affected Entity, non-current	173,046,163	-
Total	173,046,163	-

For the years ended December 31, 2023, 2024 and 2025, other receivables from and payables to Affected Entity were non-interest bearing and unsecure.

Revenue transaction amount were recognized in the consolidated financial statements (Note 16).